Share Based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Black Scholes Stock Option Pricing Valuation Assumptions

The estimated fair value of each share option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Date of grant
Expected volatility	96.49%-99.62%
Risk-free interest rate	1.79%
Expected term from grant date (in years)	3.50-6.00
Dividend rate	-
Dilution factor	0.9203
Fair value	$7.01-$8.26

Schedule of Share Options Activities

c) Share options activities

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding as of January 1, 2019	-	-	-	-
Granted	637,500	$11.00	8.82	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2019	637,500	$11.00	8.80	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2020	637,500	$11.00	7.80	-

Vested and expected to vest as of December 31, 2020	637,500	$11.00	7.80	-